Basic and Diluted Earning or Loss Per Share (Restated) (Details) - USD ($)	3 Months Ended				6 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Basic and Diluted Earning or Loss Per Share (Restated) [Abstract]
Net income (loss)	$ 30,221,108	$ (7,412,175)	$ (7,130,860)	$ (5,377,191)	$ 22,808,933	$ (12,508,051)
Weighted average number of common shares outstanding	12,726,152		2,580,041		7,811,776	2,537,638